Going Concern and Financial Condition (Details Narrative) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Going Concern and Financial Condition
Cash	$ 1.8	$ 3.5
Working capital	5.0	2.7
Accumulated deficit		(72.8)
Cash provided by operating activities	$ (1.7)	(4.1)
Net loss		(10.8)
Gain contingency, litigation settlement proceeds expected		$ 57.1